Segment Reporting (Details 1) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 6,443,661	$ 5,738,102	$ 20,599,003
Container Trucking Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	21,567	30,863	32,215
Shipping Agency and Management Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	3,153,654	2,531,074	3,549,093
Freight Logistic Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 3,268,441	$ 3,176,165	$ 17,017,695